TRADE ACCOUNTS RECEIVABLE - Rollforward of the expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rollforward of the expected credit losses
Beginning balance	R$ (41,889)	R$ (41,996)
Addition	(2,547)	(9,350)
Reversal	3,184	3,328
Write-off	7,078	7,737
Exchange rate variation	(589)	(1,608)
Ending balance	R$ (34,763)	R$ (41,889)